The accompanying notes are an integral part of these consolidated financial statements.1

Schedule of InvestmentsPictet AI & Automation ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Computers - 10.4%
Crowdstrike Holdings, Inc. - Class A (a)	665	$311,725
CyberArk Software Ltd. (a)	176	78,507
Fortinet, Inc. (a)	2,407	191,140
Okta, Inc. - Class A (a)	1,611	139,303
Rubrik, Inc. - Class A (a)	1,322	101,107
Zscaler, Inc. (a)	999	224,695
		1,046,477

Healthcare - Products - 1.9%
Intuitive Surgical, Inc. (a)	346	195,961

Internet - 20.7%
Alphabet, Inc. - Class A	2,479	775,927
Booking Holdings, Inc.	28	149,949
Meta Platforms, Inc. - Class A	438	289,120
Netflix, Inc. (a)	1,846	173,081
Palo Alto Networks, Inc. (a)	2,372	436,922
Pinterest, Inc. - Class A (a)	3,497	90,537
Tencent Holdings Ltd.	2,176	167,460
		2,082,996

REITS - 3.0%
Digital Realty Trust, Inc.	723	111,855
Equinix, Inc.	129	98,835
Extra Space Storage, Inc.	705	91,805
		302,495

Semiconductors - 37.5%
Advanced Micro Devices, Inc. (a)	521	111,577
Applied Materials, Inc.	246	63,220
ASM International NV	262	159,269
ASML Holding NV	272	294,342
BE Semiconductor Industries NV	368	57,806
Broadcom, Inc.	1,184	409,782
Infineon Technologies AG	5,052	223,864
KLA Corp.	361	438,644
Lam Research Corp.	1,131	193,605
Microchip Technology, Inc.	2,021	128,778
Micron Technology, Inc.	539	153,836
NVIDIA Corp.	2,503	466,809
NXP Semiconductors NV	1,519	329,714
SK hynix, Inc.	235	106,199
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,797	546,090
Tokyo Electron Ltd.	448	98,092
		3,781,627

Software - 26.5%
Adobe, Inc. (a)	314	109,897
Atlassian Corp. - Class A (a)	906	146,899
Cadence Design Systems, Inc. (a)	207	64,704
Cloudflare, Inc. - Class A (a)	756	149,045

The accompanying notes are an integral part of these consolidated financial statements.2

Schedule of InvestmentsPictet AI & Automation ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0% (continued)	Shares	Value
Software - 26.5% (continued)
Confluent, Inc. - Class A (a)	3,496	$ 105,719
Datadog, Inc. - Class A (a)	415	56,436
Elastic NV (a)	812	61,257
Gitlab, Inc. - Class A (a)	1,481	55,582
HubSpot, Inc. (a)	403	161,724
Microsoft Corp.	859	415,430
MongoDB, Inc. - Class A (a)	233	97,788
Salesforce, Inc.	1,340	354,979
SAP SE	1,719	420,633
Snowflake, Inc. - Class A (a)	817	179,217
Synopsys, Inc. (a)	197	92,535
Twilio, Inc. - Class A (a)	803	114,219
Veeva Systems, Inc. - Class A (a)	377	84,158
		2,670,222

TOTAL COMMON STOCKS (Cost $9,953,222)		10,079,778

TOTAL INVESTMENTS - 100.0% (Cost $9,953,222)		10,079,778
Other Assets in Excess of Liabilities - 0.0% (b)		1,539
TOTAL NET ASSETS - 100.0%		$10,081,317

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(a)Non-income producing security.

(b)Less than 0.05%.

Summary of Investment Type
Sector	Percentage of Net Assets
Semiconductors	37.5%
Software	26.5%
Internet	20.7%
Computers	10.4%
REITS	3.0%
Healthcare - Products	1.9%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0	% (a)
Total Net Assets	100.0%

(a)Less than 0.05%.

The accompanying notes are an integral part of these consolidated financial statements.3

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 2.4%
Airbus SE	138	$32,156
Leonardo SpA	590	34,064
Rheinmetall AG	19	34,833
Rolls-Royce Holdings PLC	6,908	106,853
Safran S.A.	49	17,115
		225,021

Agriculture - 1.9%
British American Tobacco PLC	1,943	110,130
Imperial Brands PLC	672	28,192
Japan Tobacco, Inc.	1,048	37,709
Wilmar International Ltd.	1,400	3,353
		179,384

Airlines - 0.1%
International Consolidated Airlines Group S.A.	1,509	8,416

Apparel - 0.8%
Hermes International SCA	30	74,765

Auto Manufacturers - 2.1%
Bayerische Motoren Werke AG	60	6,564
Bayerische Motoren Werke AG - Class Preference	26	2,794
Ferrari NV	149	55,770
Honda Motor Co. Ltd.	1,900	18,619
Toyota Motor Corp.	5,454	116,773
		200,520

Auto Parts & Equipment - 0.7%
Aisin Corp.	912	17,024
Bridgestone Corp.	1,476	33,090
Continental AG	99	7,902
Toyota Industries Corp.	100	11,356
		69,372

Banks - 16.3%
ABN AMRO Bank NV - 144A	2,722	95,234
Banco Bilbao Vizcaya Argentaria S.A.	2,779	65,439
Bank Hapoalim BM	120	2,713
Bank Leumi Le-Israel BM	386	8,502
Bank of Ireland Group PLC	213	4,096
BNP Paribas S.A.	1,120	106,270
BOC Hong Kong Holdings Ltd.	1,383	7,004
CaixaBank S.A.	240	2,944
Commerzbank AG	1,457	61,773
Commonwealth Bank of Australia	535	57,286
Computershare Ltd.	109	2,482
Credit Agricole S.A.	523	10,780
DBS Group Holdings Ltd.	998	43,738
Deutsche Bank AG	1,681	65,367
DNB Bank ASA	210	5,861

The accompanying notes are an integral part of these consolidated financial statements.4

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Banks - 16.3% (continued)
Erste Group Bank AG	142	$17,161
HSBC Holdings PLC	7,987	126,100
ING Groep NV	4,747	133,859
Intesa Sanpaolo SpA	2,795	19,436
Israel Discount Bank Ltd. - Class A	1,564	16,596
KBC Group NV	657	85,842
Lloyds Banking Group PLC	49,561	65,489
Macquarie Group Ltd.	758	102,712
Mizrahi Tefahot Bank Ltd.	53	3,698
National Australia Bank Ltd.	674	19,017
Nordea Bank Abp	3,611	68,216
Oversea-Chinese Banking Corp. Ltd.	700	10,756
Societe Generale S.A.	1,102	88,940
Standard Chartered PLC	304	7,450
UBS Group AG	2,220	103,567
UniCredit SpA	1,697	141,347
		1,549,675

Beverages - 1.0%
Anheuser-Busch InBev S.A./NV	542	34,947
Diageo PLC	2,285	49,282
Pernod Ricard S.A.	108	9,272
		93,501

Biotechnology - 0.9%
Argenx SE (a)	55	46,301
CSL Ltd.	301	34,655
Genmab (a)	5	1,594
		82,550

Building Materials - 1.4%
Cie de Saint-Gobain S.A.	56	5,719
Heidelberg Materials AG	4	1,048
Mitsubishi Electric Corp.	200	5,850
Nibe Industrier AB - Class B	4,546	17,565
ROCKWOOL - Class B	520	18,430
Sika AG	434	89,074
		137,686

Chemicals - 0.6%
Air Liquide S.A.	318	59,853

Commercial Services - 2.9%
Brambles Ltd.	510	7,809
Experian PLC	2,084	94,268
Recruit Holdings Co. Ltd.	1,826	103,063
RELX PLC	1,285	52,197
Securitas AB - Class B	121	1,932
Wolters Kluwer NV	128	13,280
		272,549

The accompanying notes are an integral part of these consolidated financial statements.5

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Computers - 0.6%
CyberArk Software Ltd. (a)	22	$9,813
Logitech International S.A.	136	13,998
Nomura Research Institute Ltd.	521	20,013
Obic Co. Ltd.	566	17,773
		61,597

Cosmetics & Personal Care - 0.6%
Haleon PLC	4,631	23,346
L’Oreal S.A.	52	22,389
Unicharm Corp.	2,318	13,235
		58,970

Distribution & Wholesale - 2.8%
AddTech AB - Class B	135	4,795
IMCD NV	415	37,695
ITOCHU Corp.	3,205	40,383
Mitsubishi Corp.	1,072	24,525
Mitsui & Co. Ltd.	3,670	108,710
SGH Ltd.	155	4,801
Sumitomo Corp.	1,325	45,749
		266,658

Diversified Financial Services - 2.4%
AerCap Holdings NV	106	15,238
Daiwa Securities Group, Inc.	5,981	52,295
Deutsche Boerse AG	208	54,647
Euronext NV - 144A	91	13,680
Hong Kong Exchanges & Clearing Ltd.	668	34,981
Mitsubishi HC Capital, Inc.	2,605	21,788
ORIX Corp.	871	25,306
Schroders PLC	1,233	6,750
		224,685

Electric - 4.1%
E.ON SE	126	2,386
EDP Renovaveis S.A.	288	4,072
EDP S.A.	5,075	23,335
Enel SpA	7,375	76,889
Engie S.A.	1,386	36,479
Iberdrola S.A.	5,878	127,471
National Grid PLC	5,526	84,845
RWE AG	69	3,668
Terna - Rete Elettrica Nazionale	2,718	28,902
		388,047

Electrical Components & Equipment - 1.4%
ABB Ltd.	1,413	105,621
Legrand S.A.	59	8,817
Schneider Electric SE	61	16,829
		131,267

The accompanying notes are an integral part of these consolidated financial statements.6

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Electronics - 1.4%
Assa Abloy AB - Class B	780	$30,366
Halma PLC	18	857
Kyocera Corp.	844	11,827
NIDEC Corp.	2,029	27,598
TDK Corp.	4,460	62,912
		133,560

Energy - Alternate Sources - 0.1%
Vestas Wind Systems	189	5,153

Engineering & Construction - 0.8%
ACS Actividades de Construccion y Servicios S.A.	354	35,277
Bouygues S.A.	82	4,271
Ferrovial SE	162	10,529
Kajima Corp.	54	2,010
Keppel Ltd.	2,595	20,885
		72,972

Entertainment - 1.1%
Aristocrat Leisure Ltd.	2,303	89,351
Entain PLC	1,071	11,043
		100,394

Food - 2.4%
Aeon Co. Ltd.	3,567	56,368
Ajinomoto Co., Inc.	898	19,003
Carrefour S.A.	1,026	17,147
Danone S.A.	170	15,330
J Sainsbury PLC	1,918	8,384
Jeronimo Martins SGPS S.A.	74	1,761
Kobe Bussan Co. Ltd.	368	8,898
Nestle S.A.	268	26,636
Orkla ASA	234	2,610
Tesco PLC	9,945	59,098
WH Group Ltd. - 144A	9,054	10,085
		225,320

Food Service - 1.2%
Compass Group PLC	3,550	112,879

Gas - 0.4%
Snam SpA	6,229	41,377

Hand & Machine Tools - 0.6%
Makita Corp.	172	5,198
Schindler Holding AG	121	42,993
Schindler Holding AG - Participation Certificate	18	6,798
Techtronic Industries Co. Ltd.	500	5,775
		60,764

The accompanying notes are an integral part of these consolidated financial statements.7

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Healthcare - Products - 1.7%
Cochlear Ltd.	18	$3,129
Coloplast - Class B	174	14,950
Fisher & Paykel Healthcare Corp. Ltd.	586	12,721
FUJIFILM Holdings Corp.	1,198	25,558
Koninklijke Philips NV	680	18,560
Siemens Healthineers AG - 144A	479	25,270
Sonova Holding AG	29	7,581
Sysmex Corp.	2,189	21,541
Terumo Corp.	1,881	27,241
		156,551

Healthcare - Services - 0.6%
Fresenius SE & Co. KGaA	154	8,859
Lonza Group AG	64	43,445
		52,304

Home Builders - 0.3%
Daiwa House Industry Co. Ltd.	641	21,257
Sekisui House Ltd.	496	11,069
		32,326

Home Furnishings - 1.1%
Rational AG	4	3,107
Sony Group Corp.	3,897	100,045
		103,152

Household Products & Wares - 0.3%
Reckitt Benckiser Group PLC	333	26,883

Insurance - 5.9%
Admiral Group PLC	48	2,051
Ageas S.A./NV	41	2,880
AIA Group Ltd.	804	8,253
Allianz SE	88	40,359
Aviva PLC	649	5,974
AXA S.A.	1,930	92,844
Dai-ichi Life Holdings, Inc.	11,281	93,813
Generali	135	5,668
Helvetia Baloise Holding AG	11	2,905
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5	3,301
NN Group NV	70	5,405
QBE Insurance Group Ltd.	3,461	45,905
Sompo Holdings, Inc.	89	3,030
T&D Holdings, Inc.	2,315	53,391
Tokio Marine Holdings, Inc.	2,800	103,911
Zurich Insurance Group AG	120	91,153
		560,843

The accompanying notes are an integral part of these consolidated financial statements.8

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Internet - 3.0%
Auto Trader Group PLC - 144A	1,549	$12,217
CAR Group Ltd.	277	5,682
Grab Holdings Ltd. - Class A (a)	1,565	7,809
Prosus NV (a)	1,978	122,774
Rakuten Group, Inc. (a)	2,882	18,460
Scout24 SE - 144A	932	93,916
Sea Ltd. - ADR (a)	37	4,720
Spotify Technology S.A. (a)	11	6,388
Trend Micro, Inc./Japan	340	14,104
ZOZO, Inc.	150	1,235
		287,305

Investment Companies - 0.7%
Industrivarden AB - Class C	72	3,241
Investment AB Latour - Class B	257	6,284
Investor AB - Class B	1,557	55,802
		65,327

Iron & Steel - 0.5%
ArcelorMittal S.A.	118	5,417
Fortescue Ltd.	2,909	42,697
		48,114

Leisure Time - 0.0% (b)
Amadeus IT Group S.A.	42	3,100

Machinery - Construction & Mining - 3.2%
Epiroc AB - Class A	495	11,271
Epiroc AB - Class B	180	3,645
Hitachi Ltd.	4,098	128,160
Mitsubishi Heavy Industries Ltd.	305	7,472
Sandvik AB	104	3,391
Siemens Energy AG (a)	1,025	144,939
		298,878

Machinery - Diversified - 1.8%
Atlas Copco AB - Class A	413	7,439
Atlas Copco AB - Class B	711	11,492
GEA Group AG	153	10,386
Keyence Corp.	391	141,388
		170,705

Mining - 3.1%
Anglo American PLC	769	31,910
Antofagasta PLC	203	8,953
BHP Group Ltd.	3,452	104,716
Boliden AB (a)	295	16,486
Evolution Mining Ltd.	1,083	9,158
Fresnillo PLC	219	9,821
Glencore PLC (a)	4,101	22,426
Northern Star Resources Ltd.	3,020	53,831

The accompanying notes are an integral part of these consolidated financial statements.9

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Mining - 3.1% (continued)
Rio Tinto PLC	375	$30,233
South32 Ltd.	4,313	10,239
		297,773

Miscellaneous Manufacturer - 0.9%
Alstom S.A. (a)	360	10,642
Indutrade AB	477	12,439
Siemens AG	208	58,421
		81,502

Oil & Gas - 4.3%
Aker BP ASA	180	4,584
BP PLC	19,886	115,764
ENEOS Holdings, Inc.	4,206	29,705
ENI SpA	986	18,690
Idemitsu Kosan Co. Ltd.	3,030	22,868
Neste OYJ	1,163	26,512
OMV AG	143	7,981
Repsol S.A.	792	14,813
Shell PLC	1,779	65,564
TotalEnergies SE	1,535	100,217
Woodside Energy Group Ltd.	211	3,319
		410,017

Packaging & Containers - 0.0% (b)
Stora Enso OYJ - Class R	207	2,603

Pharmaceuticals - 6.9%
AstraZeneca PLC	499	92,556
Bayer AG	743	32,296
Pharmaceuticals - 6.9% (continued)
Chugai Pharmaceutical Co. Ltd.	660	$34,708
Daiichi Sankyo Co. Ltd.	848	18,113
Galderma Group AG	78	15,959
GSK PLC	1,195	29,326
Merck KGaA	52	7,487
Novartis AG	684	94,625
Novo Nordisk - Class B	3,121	159,618
Roche Holding AG	15	6,346
Roche Holding AG - Participation Certificate	150	62,139
Sanofi S.A.	442	42,941
Takeda Pharmaceutical Co. Ltd.	1,697	52,346
UCB S.A.	27	7,566
		656,026

Private Equity - 0.1%
3i Group PLC	222	9,743

The accompanying notes are an integral part of these consolidated financial statements.10

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Real Estate - 0.6%
Hongkong Land Holdings Ltd.	1,400	$9,730
LEG Immobilien SE	126	9,212
REA Group Ltd.	101	12,351
Vonovia SE	788	22,711
Wharf Real Estate Investment Co. Ltd.	1,620	5,116
		59,120

REITS - 1.3%
CapitaLand Integrated Commercial Trust	16,715	31,064
Goodman Group	982	20,287
Klepierre S.A.	343	13,592
Scentre Group	2,169	6,075
Unibail-Rodamco-Westfield	449	48,915
		119,933

Retail - 1.0%
Cie Financiere Richemont S.A.	69	14,984
CK Hutchison Holdings Ltd.	3,294	22,409
Kingfisher PLC	1,681	7,070
Pan Pacific International Holdings Corp.	4,163	24,761
Wesfarmers Ltd.	395	21,360
		90,584

Semiconductors - 2.9%
ASML Holding NV	171	185,046
Kioxia Holdings Corp. (a)	600	39,944
Renesas Electronics Corp. (a)	471	6,430
STMicroelectronics NV	813	21,426
Tokyo Electron Ltd.	90	19,706
		272,552

Shipbuilding - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	8,158	22,076

Software - 3.1%
Dassault Systemes SE	903	25,283
Monday.com Ltd. (a)	35	5,165
Nemetschek SE	24	2,616
Nexon Co. Ltd.	511	12,476
Nice Ltd. (a)	17	1,905
Oracle Corp. Japan	188	15,820
Pro Medicus Ltd.	43	6,333
Sage Group PLC (The)	3,416	49,761
SAP SE	683	167,128
Xero Ltd. (a)	70	5,322
		291,809

Telecommunications - 4.3%
Deutsche Telekom AG	2,994	97,261
KDDI Corp.	2,140	36,978
Koninklijke KPN NV	1,478	6,902

The accompanying notes are an integral part of these consolidated financial statements.11

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (continued)	Shares	Value
Telecommunications - 4.3% (continued)
Nokia OYJ	3,118	$20,404
Orange S.A.	1,183	19,729
Singapore Telecommunications Ltd.	4,374	15,476
SoftBank Corp.	33,133	45,405
SoftBank Group Corp.	2,776	77,925
Swisscom AG	3	2,179
Tele2 AB - Class B	707	11,853
Telecom Italia SpA/Milano (a)	61,355	37,024
Telenor ASA	258	3,752
Telia Co. AB	891	3,806
Vodafone Group PLC	18,720	24,897
		403,591

Toys, Games & Hobbies - 0.7%
Bandai Namco Holdings, Inc.	990	26,350
Nintendo Co. Ltd.	545	36,839
		63,189

Transportation - 0.4%
AP Moller - Maersk - Class B	1	2,302
East Japan Railway Co.	188	4,956
Getlink SE	164	3,030
Poste Italiane SpA - 144A	510	12,866
SITC International Holdings Co. Ltd.	4,753	17,012
		40,166

TOTAL COMMON STOCKS (Cost $9,085,854)		9,463,107

TOTAL INVESTMENTS - 99.9% (Cost $9,085,854)		9,463,107
Other Assets in Excess of Liabilities - 0.1%		8,513
TOTAL NET ASSETS - 100.0%		$9,471,620

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A - Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)Non-income producing security.

(b)Less than 0.05%.

The accompanying notes are an integral part of these consolidated financial statements.12

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

December 31, 2025 (Unaudited)

Summary of Investment Type
Sector	Percentage of Net Assets
Financial	27.4%
Consumer Non-cyclical	19.0%
Industrial	14.6%
Consumer Cyclical	11.9%
Communications	7.3%
Technology	6.6%
Utilities	4.5%
Energy	4.4%
Basic Materials	4.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

The accompanying notes are an integral part of these consolidated financial statements.13

Schedule of InvestmentsPictet Cleaner Planet ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Manufacturers - 0.8%
Tesla, Inc.(a)	237	$106,584

Auto Parts & Equipment - 0.8%
Contemporary Amperex Technology Co. Ltd. - Class H	1,600	103,912

Building Materials - 8.0%
Belimo Holding AG	163	160,685
Builders FirstSource, Inc.(a)	700	72,023
Carlisle Cos., Inc.	339	108,433
Carrier Global Corp.	2,810	148,481
Modine Manufacturing Co.(a)	487	65,019
Trane Technologies PLC	1,266	492,727
		1,047,368

Chemicals - 7.2%
Albemarle Corp.	479	67,750
DSM-Firmenich AG	1,720	138,899
Ecolab, Inc.	912	239,418
Linde PLC	766	326,615
Novonesis Novozymes B	2,670	171,210
		943,892

Distribution & Wholesale - 3.1%
Copart, Inc.(a)	5,383	210,744
Core & Main, Inc. - Class A (a)	3,650	189,691
		400,435

Electric - 5.8%
Iberdrola S.A.	11,991	260,039
NextEra Energy, Inc.	2,631	211,217
SSE PLC	2,762	80,950
Xcel Energy, Inc.	2,889	213,382
		765,588

Electrical Components & Equipment - 6.2%
Eaton Corp. PLC	1,173	373,612
Schneider Electric SE	1,585	437,267
		810,879

Energy - Alternate Sources - 1.9%
First Solar, Inc.(a)	936	244,511

Engineering & Construction - 1.4%
TopBuild Corp.(a)	445	185,650

Environmental Control - 6.2%
Pentair PLC	1,276	132,883
Republic Services, Inc. - Class A	635	134,575
Sweco AB - Class B	10,076	164,931
Tetra Tech, Inc.	5,717	191,748
Waste Management, Inc.	867	190,489
		814,626

The accompanying notes are an integral part of these consolidated financial statements.14

Schedule of InvestmentsPictet Cleaner Planet ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0% (continued)	Shares	Value
Food - 0.7%
Sprouts Farmers Market, Inc.(a)	1,146	$91,302

Healthcare - Products - 2.8%
Thermo Fisher Scientific, Inc.	634	367,371

Machinery - Diversified - 2.1%
Rockwell Automation, Inc.	247	96,100
Xylem, Inc./NY	1,351	183,979
		280,079

Miscellaneous Manufacturer - 1.4%
Siemens AG	646	181,442

REITS - 2.0%
Digital Realty Trust, Inc.	542	83,853
Equinix, Inc.	227	173,918
		257,771

Semiconductors - 35.8%
Analog Devices, Inc.	1,067	289,370
Applied Materials, Inc.	2,759	709,035
ASM International NV	334	203,037
ASML Holding NV	655	708,801
Broadcom, Inc.	1,059	366,520
Infineon Technologies AG	4,185	185,446
KLA Corp.	267	324,426
Lam Research Corp.	985	168,612
Marvell Technology, Inc.	5,428	461,272
Monolithic Power Systems, Inc.	155	140,486
NVIDIA Corp.	523	97,540
NXP Semiconductors NV	1,832	397,654
ON Semiconductor Corp.(a)	4,373	236,798
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	889	270,158
Tokyo Electron Ltd.	718	157,209
		4,716,364

Software - 13.0%
Autodesk, Inc.(a)	1,718	508,545
Cadence Design Systems, Inc.(a)	2,048	640,164
Dassault Systemes SE	3,678	102,980
Nemetschek SE	1,028	112,041
SAP SE	753	184,256
Synopsys, Inc.(a)	350	164,402
		1,712,388

The accompanying notes are an integral part of these consolidated financial statements.15

Schedule of InvestmentsPictet Cleaner Planet ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0% (continued)	Shares	Value
Telecommunications - 0.8%
Arista Networks, Inc. (a)	812	$106,396

TOTAL COMMON STOCKS (Cost $13,105,476)		13,136,558

TOTAL INVESTMENTS – 100.0% (Cost $13,105,476)		13,136,558
Other Assets in Excess of Liabilities - 0.0% (b)		14,380
TOTAL NET ASSETS - 100.0%		$13,150,938

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)Non-income producing security.

(b)Less than 0.05%.

Summary of Investment Type
Sector	Percentage of Net Assets
Semiconductors	35.8%
Software	13.0%
Building Materials	8.0%
Chemicals	7.2%
Environmental Control	6.2%
Electrical Components & Equipment	6.2%
Electric	5.8%
Distribution & Wholesale	3.1%
Healthcare - Products	2.8%
Machinery - Diversified	2.1%
REITS	2.0%
Energy - Alternate Sources	1.9%
Engineering & Construction	1.4%
Miscellaneous Manufacturer	1.4%
Auto Manufacturers	0.8%
Telecommunications	0.8%
Auto Parts & Equipment	0.8%
Food	0.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0	% (a)
Total Net Assets	100.0%

(a)Less than 0.05%.